UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Atlanta Capital Focused Growth Fund

Eaton Vance Atlanta Capital Select Equity Fund

Eaton Vance Atlanta Capital SMID-Cap Fund

Eaton Vance

Atlanta Capital Focused Growth Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Biotechnology — 6.0%
Gilead Sciences, Inc.(1)	144,926	$12,015,815

		$12,015,815

Capital Markets — 2.9%
T. Rowe Price Group, Inc.	68,107	$5,748,912

		$5,748,912

Chemicals — 9.1%
Monsanto Co.	118,304	$14,757,241
Praxair, Inc.	26,653	3,540,584

		$18,297,825

Communications Equipment — 7.3%
Juniper Networks, Inc.(1)	151,095	$3,707,871
QUALCOMM, Inc.	137,340	10,877,328

		$14,585,199

Diversified Financial Services — 2.9%
Intercontinental Exchange, Inc.	30,639	$5,787,707

		$5,787,707

Electrical Equipment — 3.1%
Eaton Corp. PLC	81,046	$6,255,130

		$6,255,130

Energy Equipment & Services — 5.8%
Schlumberger, Ltd.	98,008	$11,560,044

		$11,560,044

Food & Staples Retailing — 4.0%
Costco Wholesale Corp.	70,272	$8,092,524

		$8,092,524

Health Care Providers & Services — 2.7%
Express Scripts Holding Co.(1)	79,231	$5,493,085

		$5,493,085

Hotels, Restaurants & Leisure — 3.6%
Starbucks Corp.	92,236	$7,137,222

		$7,137,222

Industrial Conglomerates — 3.4%
Danaher Corp.	85,412	$6,724,487

		$6,724,487

Internet & Catalog Retail — 5.0%
Amazon.com, Inc.(1)	18,069	$5,868,450
Priceline Group, Inc. (The)(1)	3,423	4,117,869

		$9,986,319

Internet Software & Services — 8.0%
eBay, Inc.(1)	86,377	$4,324,033
Google, Inc., Class A(1)	10,101	5,905,752
Google, Inc., Class C(1)	10,101	5,810,903

		$16,040,688

IT Services — 2.5%
Visa, Inc., Class A	23,371	$4,924,503

		$4,924,503

1

Security	Shares	Value
Media — 3.1%
Walt Disney Co. (The)	73,588	$6,309,435

		$6,309,435

Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	93,207	$4,521,472
Perrigo Co. PLC	31,787	4,633,273

		$9,154,745

Road & Rail — 1.7%
Genesee & Wyoming, Inc., Class A(1)	32,414	$3,403,470

		$3,403,470

Semiconductors & Semiconductor Equipment — 2.8%
Texas Instruments, Inc.	117,406	$5,610,833

		$5,610,833

Software — 3.0%
Informatica Corp.(1)	48,304	$1,722,038
VMware, Inc., Class A(1)	44,860	4,342,896

		$6,064,934

Specialty Retail — 2.4%
Lowe’s Companies, Inc.	101,704	$4,880,775

		$4,880,775

Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	154,252	$14,334,638

		$14,334,638

Textiles, Apparel & Luxury Goods — 1.5%
Michael Kors Holdings, Ltd.(1)	33,605	$2,979,083

		$2,979,083

Tobacco — 4.6%
Philip Morris International, Inc.	108,449	$9,143,335

		$9,143,335

Total Common Stocks (identified cost $143,462,441)		$194,530,708

Short-Term Investments — 3.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$6,368	$6,367,988

Total Short-Term Investments (identified cost $6,367,988)		$6,367,988

Total Investments — 100.4% (identified cost $149,830,429)		$200,898,696

Other Assets, Less Liabilities — (0.4)%		$(850,928)

Net Assets — 100.0%		$200,047,768

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2014 was $5,224.

2

The Fund did not have any open financial instruments at June 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$150,676,476

Gross unrealized appreciation	$51,871,642
Gross unrealized depreciation	(1,649,422)

Net unrealized appreciation	$50,222,220

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$194,530,708	*	$—	$—	$194,530,708
Short-Term Investments	—		6,367,988	—	6,367,988
Total Investments	$194,530,708		$6,367,988	$—	$200,898,696

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Atlanta Capital Select Equity Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.6%

Security	Shares	Value
Banks — 3.8%
U.S. Bancorp	90,748	$3,931,203

		$3,931,203

Beverages — 2.6%
Diageo PLC ADR	21,047	$2,678,652

		$2,678,652

Capital Markets — 7.6%
Affiliated Managers Group, Inc.(1)	20,371	$4,184,204
TD Ameritrade Holding Corp.	117,172	3,673,342

		$7,857,546

Chemicals — 4.8%
Praxair, Inc.	16,358	$2,172,997
Sherwin-Williams Co. (The)	13,232	2,737,833

		$4,910,830

Commercial Services & Supplies — 2.7%
Tyco International, Ltd.	61,434	$2,801,390

		$2,801,390

Communications Equipment — 2.3%
QUALCOMM, Inc.	30,033	$2,378,614

		$2,378,614

Containers & Packaging — 3.3%
Ball Corp.	54,029	$3,386,538

		$3,386,538

Distributors — 2.5%
LKQ Corp.(1)	98,594	$2,631,474

		$2,631,474

Diversified Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B(1)	36,998	$4,682,467

		$4,682,467

Food & Staples Retailing — 5.5%
Wal-Mart Stores, Inc.	75,648	$5,678,895

		$5,678,895

Food Products — 2.3%
Nestle SA ADR	30,719	$2,385,945

		$2,385,945

Health Care Equipment & Supplies — 8.7%
Covidien PLC	61,619	$5,556,801
DENTSPLY International, Inc.	73,496	3,480,036

		$9,036,837

Health Care Providers & Services — 3.1%
Henry Schein, Inc.(1)	27,372	$3,248,235

		$3,248,235

Industrial Conglomerates — 4.0%
Danaher Corp.	52,065	$4,099,077

		$4,099,077

1

Security	Shares	Value
Insurance — 9.9%
Markel Corp.(1)	9,790	$6,418,716
White Mountains Insurance Group, Ltd.	6,221	3,785,105

		$10,203,821

Machinery — 3.1%
Pall Corp.	37,011	$3,160,369

		$3,160,369

Media — 2.2%
Scripps Networks Interactive, Class A	28,309	$2,296,992

		$2,296,992

Professional Services — 2.1%
Verisk Analytics, Inc., Class A(1)	35,260	$2,116,305

		$2,116,305

Software — 7.8%
ANSYS, Inc.(1)	59,177	$4,486,800
Oracle Corp.	88,271	3,577,624

		$8,064,424

Specialty Retail — 10.8%
O’Reilly Automotive, Inc.(1)	17,861	$2,689,867
Ross Stores, Inc.	38,202	2,526,298
TJX Cos., Inc. (The)	110,873	5,892,900

		$11,109,065

Total Common Stocks (identified cost $80,707,904)		$96,658,679

Exchange-Traded Funds — 4.2%

Security	Shares	Value
Health Care Select Sector SPDR Fund (The)	71,513	$4,350,136

Total Exchange-Traded Funds (identified cost $3,335,963)		$4,350,136

Short-Term Investments — 2.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$2,492	$2,492,326

Total Short-Term Investments (identified cost $2,492,326)		$2,492,326

Total Investments — 100.2% (identified cost $86,536,193)		$103,501,141

Other Assets, Less Liabilities — (0.2)%		$(192,157)

Net Assets — 100.0%		$103,308,984

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2014 was $6,970.

The Fund did not have any open financial instruments at June 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$86,533,804

Gross unrealized appreciation	$17,027,228
Gross unrealized depreciation	(59,891)

Net unrealized appreciation	$16,967,337

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$96,658,679	*	$—	$—	$96,658,679
Exchange-Traded Funds	4,350,136		—	—	4,350,136
Short-Term Investments	—		2,492,326	—	2,492,326
Total Investments	$101,008,815		$2,492,326	$—	$103,501,141

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Atlanta Capital SMID-Cap Fund

June 30, 2014 (Unaudited)

Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in SMID-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At June 30, 2014, the value of the Fund’s investment in the Portfolio was $5,849,882,521 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

SMID-Cap Portfolio

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.7%

Security	Shares	Value
Aerospace & Defense — 1.3%
TransDigm Group, Inc.	461,877	$77,253,547

		$77,253,547

Auto Components — 1.9%
Gentex Corp.	3,836,820	$111,613,094

		$111,613,094

Banks — 5.3%
City National Corp.	1,873,791	$141,958,406
Cullen/Frost Bankers, Inc.	945,477	75,089,783
Umpqua Holdings Corp.	5,189,481	92,995,500

		$310,043,689

Capital Markets — 6.0%
Affiliated Managers Group, Inc.(1)	1,053,641	$216,417,861
SEI Investments Co.	4,104,836	134,515,476

		$350,933,337

Chemicals — 1.5%
Airgas, Inc.	794,223	$86,498,827

		$86,498,827

Commercial Services & Supplies — 1.2%
Copart, Inc.(1)	2,014,216	$72,431,207

		$72,431,207

Construction & Engineering — 0.8%
Jacobs Engineering Group, Inc.(1)	921,670	$49,106,578

		$49,106,578

Containers & Packaging — 1.9%
AptarGroup, Inc.	1,678,877	$112,501,548

		$112,501,548

Distributors — 3.2%
LKQ Corp.(1)	6,965,881	$185,919,364

		$185,919,364

Electrical Equipment — 2.2%
Acuity Brands, Inc.	933,261	$129,023,333
AMETEK, Inc.	32,304	1,688,853

		$130,712,186

Electronic Equipment, Instruments & Components — 1.4%
FLIR Systems, Inc.	2,338,787	$81,226,073

		$81,226,073

Energy Equipment & Services — 2.5%
Dril-Quip, Inc.(1)	511,168	$55,839,992
Oceaneering International, Inc.	1,119,608	87,474,973

		$143,314,965

Health Care Equipment & Supplies — 6.9%
DENTSPLY International, Inc.	3,772,036	$178,605,905
IDEXX Laboratories, Inc.(1)	707,305	94,474,729
Teleflex, Inc.	407,655	43,048,368
Varian Medical Systems, Inc.(1)	1,049,453	87,251,522

		$403,380,524

Security	Shares	Value
Health Care Providers & Services — 2.7%
Henry Schein, Inc.(1)	1,338,712	$158,864,953

		$158,864,953

Household Products — 1.7%
Church & Dwight Co., Inc.	1,439,432	$100,688,268

		$100,688,268

Industrial Conglomerates — 2.5%
Carlisle Cos., Inc.	1,676,389	$145,208,815

		$145,208,815

Insurance — 8.6%
HCC Insurance Holdings, Inc.	4,426,534	$216,634,574
Markel Corp.(1)	434,188	284,671,020

		$501,305,594

IT Services — 4.3%
Gartner, Inc.(1)	1,008,077	$71,089,590
Jack Henry & Associates, Inc.	1,992,898	118,437,928
WEX, Inc.(1)	596,790	62,645,047

		$252,172,565

Life Sciences Tools & Services — 3.6%
Bio-Rad Laboratories, Inc., Class A(1)	1,158,858	$138,726,891
Mettler-Toledo International, Inc.(1)	291,363	73,767,285

		$212,494,176

Machinery — 8.4%
CLARCOR, Inc.	1,988,228	$122,971,902
Donaldson Co., Inc.	1,664,189	70,428,478
Graco, Inc.	1,114,991	87,058,497
IDEX Corp.	1,920,653	155,073,523
Pall Corp.	687,594	58,713,652

		$494,246,052

Marine — 3.3%
Kirby Corp.(1)	1,657,882	$194,204,297

		$194,204,297

Media — 3.5%
Morningstar, Inc.	2,843,529	$204,193,818

		$204,193,818

Professional Services — 2.3%
Equifax, Inc.	1,817,305	$131,827,305

		$131,827,305

Real Estate Management & Development — 1.5%
Forest City Enterprises, Inc., Class A(1)	4,404,183	$87,511,116

		$87,511,116

Road & Rail — 1.6%
J.B. Hunt Transport Services, Inc.	1,263,492	$93,220,440

		$93,220,440

Software — 10.4%
ANSYS, Inc.(1)	2,318,765	$175,808,762
Blackbaud, Inc.	3,185,169	113,837,940
FactSet Research Systems, Inc.	796,405	95,791,594
Fair Isaac Corp.	2,349,266	149,789,200
Solera Holdings, Inc.	1,121,768	75,326,721

		$610,554,217

Specialty Retail — 5.1%
Aaron’s, Inc.	1,296,419	$46,204,373
CarMax, Inc.(1)	1,842,769	95,842,416
Sally Beauty Holdings, Inc.(1)	6,211,682	155,788,984

		$297,835,773

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.1%
Columbia Sportswear Co.	786,626	$65,014,639

		$65,014,639

Total Common Stocks (identified cost $3,821,740,937)		$5,664,276,967

Short-Term Investments — 3.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$184,845	$184,845,116

Total Short-Term Investments (identified cost $184,845,116)		$184,845,116

Total Investments — 99.9% (identified cost $4,006,586,053)		$5,849,122,083

Other Assets, Less Liabilities — 0.1%		$6,870,316

Net Assets — 100.0%		$5,855,992,399

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2014 was $304,198.

The Portfolio did not have any open financial instruments at June 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,011,051,597

Gross unrealized appreciation	$1,838,333,553
Gross unrealized depreciation	(263,067)

Net unrealized appreciation	$1,838,070,486

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$5,664,276,967	*	$—	$—	$5,664,276,967
Short-Term Investments	—		184,845,116	—	184,845,116
Total Investments	$5,664,276,967		$184,845,116	$—	$5,849,122,083

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 25, 2014